 						 Filed Pursuant to Rule 497(e)
						 of the Securities Act of 1933

                                                                   March 1, 2021


                                 PIONEER FUNDS

SUPPLEMENT TO THE PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


FUND                                         DATE OF PROSPECTUS
Pioneer Strategic Income Fund                 February 1, 2021
Pioneer Emerging Markets Equity Fund          February 1, 2021
Pioneer AMT-Free Municipal Fund                 April 1, 2020
Pioneer Select Mid Cap Growth Shares            April 1, 2020
Pioneer International Equity Fund               April 1, 2020
Pioneer Core Equity Fund                         May 1, 2020
Pioneer Fund                                     May 1, 2020
Pioneer Real Estate Shares                       May 1, 2020
Pioneer Multi-Asset Ultrashort Income Fund     August 1, 2020
Pioneer Fundamental Growth Fund                August 1, 2020
Pioneer Bond Fund                             November 1, 2020
Pioneer Balanced ESG Fund                     December 1, 2020
Pioneer Multi-Asset Income Fund               December 1, 2020
Pioneer Solutions - Balanced Fund             December 1, 2020
Pioneer High Income Municipal Fund            December 18, 2020
Pioneer Disciplined Growth Fund               December 31, 2020
Pioneer Disciplined Value Fund                December 31, 2020
Pioneer Global Equity Fund                    December 31, 2020
Pioneer Corporate High Yield Fund             December 31, 2020
Pioneer Short Term Income Fund                December 31, 2020

--------------------------------------------------------------------------------

The following supplements any information to the contrary in the fund's summary prospectus, prospectus and statement of additional information.


INTERMEDIARY DEFINED SALES CHARGE WAIVER POLICIES
The availability of certain sales charge waivers and discounts may depend on whether you purchase and sell your shares directly from the fund or through a financial intermediary. Specific intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales load (CDSC) waivers. In all instances, it is your responsibility to notify the fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, you will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. The following provides additional information about transactions through the following intermediaries. References to Class C shares also refer generally to Class C2 shares (if available).

EDWARD D. JONES & CO., L.P. ("EDWARD JONES")


POLICIES REGARDING TRANSACTIONS THROUGH EDWARD JONES
The following information has been provided by Edward Jones:

Effective on or after March 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Pioneer Funds or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

BREAKPOINTS
o Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

RIGHTS OF ACCUMULATION ("ROA")
o The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Pioneer Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
o The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
o ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

LETTER OF INTENT ("LOI")
o Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
o If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

SALES CHARGE WAIVERS

Sales charges are waived for the following shareholders and in the following situations:
o Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
o Shares purchased in an Edward Jones fee-based program.
o Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
o Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
o Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
o Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") WAIVERS

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
o The death or disability of the shareholder.
o Systematic withdrawals with up to 10% per year of the account value.
o Return of excess contributions from an Individual Retirement Account (IRA).
o Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
o Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
o Shares exchanged in an Edward Jones fee-based program.
o Shares acquired through NAV reinstatement.
o Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

OTHER IMPORTANT INFORMATION REGARDING TRANSACTIONS THROUGH EDWARD JONES

MINIMUM PURCHASE AMOUNTS
o Initial purchase minimum: $250
o Subsequent purchase minimum: none

MINIMUM BALANCES
o Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
  - A fee-based account held on an Edward Jones platform
  - A 529 account held on an Edward Jones platform
  - An account with an active systematic investment plan or LOI

EXCHANGING SHARE CLASSES
o At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.






                                                                   32419-00-0321
                                     (Copyright)2021 Amundi Distributor US, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC